Label	Element	Value
Class D Prospectus | SAAT CORE MARKET STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund
(the "Funds")

Supplement dated May 17, 2022
to the Class F, Class D and Class I Prospectuses, each dated July 31, 2021

This supplement provides new and additional information beyond that contained in each Prospectus and should be read in conjunction with the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Core Market Strategy Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Clarification of Principal Investment Strategies and Risks for the Funds

The following changes are being made to the Prospectuses to clarify that the underlying funds in which the above-listed Funds invest will soon also include certain exchange-traded funds ("ETFs") managed by SIMC.

First, in the Fund Summary for each of the Funds, under the heading titled "Principal Investment Strategies," the first reference to "other SEI Funds" is hereby deleted and replaced with "other SEI funds (including exchange-traded funds (ETFs))" to clarify that the Underlying SEI Funds now include certain ETFs managed by SIMC.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Third, In the Fund Summary for each of the Funds, under the heading titled "Principal Risks," all references to "other investment companies" are hereby deleted.
Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE